EQUITY	12 Months Ended
Dec. 31, 2021
Equity
EQUITY

NOTE 15: EQUITY

a.	Composition of share capital:

	December 31, 2021		December 31, 2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 0.04 par value each	120,000,000	32,911,134	35,000,000	22,250,534

b.	Movement in share capital:

Issued and outstanding capital:

	Number of shares	NIS par value
Balance as of January 1, 2021	22,250,534	233,167
Issuance of shares - public offering	10,630,600	128,622
Vesting of restricted shares	30,000	1,200

Balance as of December 31, 2021	32,911,134	362,989

c.	Rights attached to shares:

Ordinary shares confer their holders rights to receive dividends in cash and in Company’s shares, right to nominate the Company’s directors and rights to participate in distribution of dividends upon liquidation in proportion to their holdings. Also, Ordinary shareholders have one vote at the shareholders’ meeting such that each share confers one vote to its holder.

d.

In February 2021, the Company closed an underwritten public offering of 5,315,300 American Depositary Shares (“ADSs”) resulting in $45.2 million in gross proceeds to the Company, before deducting underwriting discounts and commissions and offering expenses. Each ADS represents two ordinary shares.

e.

Capital management in the Company:

The Company’s capital management objectives are to preserve the Group’s ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties.

The Company is not under any minimal equity requirements nor is it required to attain a certain level of capital return.